Consolidated Statements of Operations $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares
Operating revenues (Notes 1d and 24):
Fare revenues	$ 645,314	$ 12,873,174	$ 23,129,991	$ 18,487,858
Other passenger revenues	431,777	8,613,398	10,569,208	7,892,497
Passenger revenues	1,077,091	21,486,572	33,699,199	26,380,355
Other non-passenger revenues (Note 1d)	44,231	882,360	897,586	697,357
Cargo	10,120	201,881	228,836	227,438
Non-derivatives financial instruments	(20,614)	(411,222)	(72,949)
Operating revenues	1,110,828	22,159,591	34,752,672	27,305,150
Other operating income (Note 20)	(36,611)	(730,333)	(327,208)	(621,973)
Fuel expense, net	332,895	6,640,820	11,626,069	10,134,982
Landing, take-off and navigation expenses	205,069	4,090,864	5,108,489	4,573,319
Depreciation of right of use assets (Note 14)	253,098	5,048,976	4,702,971	4,043,691
Salaries and benefits	173,113	3,453,382	3,600,762	3,125,393
Maintenance expenses	58,536	1,167,720	1,488,431	1,497,989
Sales, marketing and distribution expenses	92,278	1,840,819	1,447,637	1,501,203
Aircraft and engine variable lease expenses	92,500	1,845,254	961,657	956,010
Other operating expenses (Note 20)	58,011	1,157,240	1,112,927	1,059,098
Depreciation and amortization (Notes 12 and 13)	45,038	898,445	675,514	500,641
Operating (loss) income	(163,099)	(3,253,596)	4,355,423	534,797
Finance income (Note 21)	5,089	101,511	207,799	152,603
Finance cost (Note 21)	(151,313)	(3,018,484)	(2,269,829)	(1,876,312)
Foreign exchange gain (loss), net	23,591	470,594	1,440,501	(103,790)
(Loss) income before income tax	(285,732)	(5,699,975)	3,733,894	(1,292,702)
Income tax benefit (expense) (Note 19)	70,490	1,406,184	(1,094,831)	349,820
Net (loss) income	$ (215,242)	$ (4,293,791)	$ 2,639,063	$ (942,882)
(Loss) earnings per share basic: | (per share)	$ (0.211)	$ (4.203)	$ 2.608	$ (0.932)
(Loss) earnings per share diluted: | (per share)	$ (0.211)	$ (4.203)	$ 2.608	$ (0.932)